Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases, Operating [Abstract]
Rent expense	$ 19	$ 17	$ 23
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2018	12
2019	8
2020	7
2021	7
2022	5
2023 and thereafter	1
Total	$ 40